Equipment loan receivable (Details) (USD $)								12 Months Ended											12 Months Ended
	Dec. 31, 2013	Dec. 20, 2013 Portfolio Of Leases One [Member]	Dec. 31, 2013 SQN AIF IV, GP LLC [Member] Portfolio Of Leases One [Member]	Dec. 20, 2013 SQN AIF IV, GP LLC [Member] Portfolio Of Leases One [Member]	Dec. 31, 2013 SQN AIF IV, GP LLC [Member] Computer Equipment [Member]	Dec. 31, 2013 SQN AIF IV, GP LLC [Member] Forklifts And Fuels Cells [Member]	Dec. 31, 2013 SQN AIF IV, GP LLC [Member] Medical [Member]	Dec. 31, 2013 Medical [Member]	Dec. 31, 2013 Medical [Member] SQN AIF IV, GP LLC [Member]	Dec. 31, 2013 Furniture and Fixtures [Member]	Dec. 31, 2013 Furniture and Fixtures [Member] SQN AIF IV, GP LLC [Member]	Dec. 31, 2013 Fitness [Member]	Dec. 31, 2013 Fitness [Member] SQN AIF IV, GP LLC [Member]	Dec. 31, 2013 Industrial Property [Member]	Dec. 31, 2013 Industrial Property [Member] SQN AIF IV, GP LLC [Member]	Dec. 31, 2013 Machine Tools [Member]	Dec. 31, 2013 Machine Tools [Member] SQN AIF IV, GP LLC [Member]	Dec. 31, 2013 Forklifts And Fuels Cells [Member]	Dec. 31, 2013 Forklifts And Fuels Cells [Member] Maximum [Member]	Dec. 31, 2013 Forklifts And Fuels Cells [Member] Maximum [Member] SQN AIF IV, GP LLC [Member]	Dec. 31, 2013 Forklifts And Fuels Cells [Member] Minimum [Member]	Dec. 31, 2013 Forklifts And Fuels Cells [Member] Minimum [Member] SQN AIF IV, GP LLC [Member]	Dec. 31, 2013 Computer Equipment [Member]	Dec. 31, 2013 Computer Equipment [Member] SQN AIF IV, GP LLC [Member]
Property, Plant and Equipment [Line Items]
Maturity Date								Mar. 31, 2016	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2016	Jun. 30, 2014	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 01, 2014	Sep. 01, 2014		Oct. 31, 2017	Oct. 31, 2017	Mar. 31, 2014	Mar. 31, 2014	Jun. 30, 2014	Jun. 30, 2014
Total	$ 6,530,766	$ 6,600,000	$ 6,530,766	$ 6,530,766	$ 104,008	$ 5,510,245	$ 746,163	$ 746,163		$ 36,860	$ 36,860	$ 34,209	$ 34,209	$ 57,060	$ 57,060	$ 42,221	$ 42,221	$ 5,510,245					$ 104,008